Shareholders' equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Share capital, shares authorized (in shares)	80,000,000	80,000,000
Common stock issued	34,063,981	33,540,034
Less: Common stock held in treasury	(61,874)	(93,813)
Common stock outstanding	34,002,107	33,446,221
Common stock, par value (in dollars per share)	$ 0	$ 0
Increase in treasury related to withholding taxes of instruments granted	$ 5,846	$ 3,363	$ 2,665
Class B converted to Class A (in shares)	318,440
Common Class A
Class of Stock [Line Items]
Share capital, shares authorized (in shares)	50,000,000
Common stock issued	22,946,399	22,104,012
Common Class B
Class of Stock [Line Items]
Share capital, shares authorized (in shares)	30,000,000
Common stock issued	11,117,582	11,436,022
SOP III
Class of Stock [Line Items]
Increase in treasury related to withholding taxes of instruments granted (in shares)	31,939
Increase in treasury related to withholding taxes of instruments granted	$ 2,604